ATTORNEYS AT LAW

777 EAST WISCONSIN AVENUE
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WRITER’S DIRECT LINE
414.297.5642
April 15, 2010	jkwilson@foley.com EMAIL

CLIENT/MATTER NUMBER
061300-1443

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Oshkosh Corporation — Registration Statement on Form S-4
(Registration No. 333-165792)

Ladies and Gentlemen:

On behalf of Oshkosh Corporation, a Wisconsin corporation (the “Company”), we are transmitting for filing under the Securities Act of 1933, as amended (the “Securities Act”), Amendment No. 1 to the above-referenced registration statement, with exhibits, relating to a proposed offer to exchange the Company’s new 8¼% Senior Notes due 2017 and 8½% Senior Notes due 2020, which will be registered under the Securities Act, for an equal principal amount of the Company’s outstanding 8¼% Senior Notes due 2017 and 8½% Senior Notes due 2020.

The Company paid the $35,650 prescribed registration fee with the filing of the above—referenced registration statement on March 30, 2010.

The Company is filing Amendment No. 1 in response to the comment letter of the Staff of the Division of Corporation Finance of the Securities and Exchange Commission (the “Staff”), dated April 12, 2010, with respect to the above-referenced registration statement.  As requested by the Staff in the comment letter, the Company has prepared a response to the Staff’s comments, a copy of which is filed herewith.

Should any questions arise in connection with this filing, please contact the undersigned at (414) 297-5642 or Spencer T. Moats at (414) 319-7343.

Very truly yours,

/s/ John K. Wilson

John K. Wilson

cc:	Oshkosh Corporation
Working Group

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